Prepaid Expenses and Other Current Assets (Details) - Schedule of prepaid expenses and other current assets - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Prepaid Expenses And Other Current Assets [Abstract]
Prepaid provisional tax		$ 660,406
Deposit paid	14,616	81,626
Prepayment	50,460	33,023
Other receivable	127,423
Total	$ 192,499	$ 775,055